Basis of presentation and going concern	12 Months Ended
Dec. 31, 2023
Basis of presentation and going concern
Basis of presentation and going concern

2. Basis of presentation and going concern

The Company prepares its consolidated financial statements on a going concern basis in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) (the “IFRS Accounting Standards”) and IFRS Interpretations Committee (“IFRIC”) which the Canadian Accounting Standards Board has approved for incorporation into Part I of the Chartered Professional Accountants Canada Handbook. These consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value. In preparing these financial statements, management has considered all available information about the future, which is at least, but not limited to, twelve months from year-end. Significant accounting judgments and estimates used by management in the preparation of these consolidated financial statements are presented in Note 4.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due for the foreseeable future. The Company had a working capital deficit of $38.2 million, including cash and cash equivalents of $2.1 million as at December 31, 2023. During the year ended December 31, 2023, the Company reported a net loss of $38.2 million, including impairment to property, plant and equipment of $6.0 million, increase in cost of sales of $3.0 million compared to the year ended December 31, 2022, plus interest and financing expense of $8.2 million and a loss on metals contract liability of $3.4 million. At December 31, 2023, the Company does not have sufficient liquidity on hand to fund its operations for the next twelve months and will require further financing to meet its financial obligations and execute on its business plans at its mining operations.

Cash flow during the year was impacted by various maintenance shutdowns of the Cosalá Operations and Galena Complex for total of approximately 30 days and 5 days, respectively, capital costs for the Galena hoist project, and lower U.S. dollar to Mexican peso exchange rate, in addition to fluctuations in commodity prices compared to the prior year ended December 31, 2022 and inflationary pressures on certain operating and capital costs.

Continuance as a going concern is dependent upon the Company’s ability to achieve profitable operations, obtain adequate equity or debt financing, or, alternatively, dispose of its non-core properties on an advantageous basis, among other things. Since 2020 to 2023, the Company was successful in raising funds through equity offerings, debt arrangements, convertible debentures, royalty sales, and registered shelf prospectuses. While it has been successful in the past in obtaining financing for its operations, there is no assurance that it will be able to obtain adequate financing in the future. The ability to raise additional financing, to achieve cash flow positive production at the Cosalá Operations and Galena Complex, allowing the Company to generate sufficient operating cash flows, are significant judgments in these consolidated financial statements.

As a result, several material uncertainties cast substantial doubt upon the going concern assumption, including cash flow positive production at the Cosalá Operations and Galena Complex, and ability to raise additional funds as necessary to fund these operations and meet obligations as they come due.

These consolidated financial statements do not reflect any adjustments to carrying values of assets and liabilities and the reported expenses and consolidated statement of financial position classification that would be necessary should the Company be unable to continue as a going concern.  Such adjustments could be material.